Investments in joint ventures (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in joint ventures
Accumulated earnings of joint ventures	$ 24,030	$ 9,690	$ 9,690